CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 106,288	$ 182,794
Restricted cash	0	167,910
Prepaid expenses and advances	66,008	41,974
Due from optionees	43,223	28,557
VAT receivables	22,308	36,666
Other receivables	123,837	30,559
Current assets	361,664	488,460
Non-current assets
Property deposits	134,272	177,613
Exploration and evaluation assets	1,407,915	1,407,915
Equipment	34,107	56,117
Non-current assets	1,576,294	1,641,645
Total assets	1,937,958	2,130,105
Current liabilities
Funds held for optionees	0	167,910
Accounts payable and accrued liabilities	628,867	138,845
Accounts payable owed by optionees	43,223	88,687
Due to related parties	130,652	59,523
Current portion of long-term loan	7,031	6,393
Current liabilities	809,773	461,358
Non-current liabilities
Long-term loan	18,096	24,058
Non-current liabilities	18,096	24,058
Equity
Share capital	9,582,406	8,786,896
Reserves	6,675,064	6,119,842
Deficit	(15,147,381)	(13,262,049)
Equity	1,110,089	1,644,689
Total equity and liabilities	$ 1,937,958	$ 2,130,105